Risks Arising from Financial Instruments - Summary of Currency Transactional Risk (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	25.72	21.17
Volatility of rates	17.18%	8.92%
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.91	0.85
Volatility of rates	9.04%	7.35%
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,345.90	1,297.02
Volatility of rates	10.91%	6.17%
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.12	1.12
Volatility of rates	6.97%	4.69%
Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1.23	1.32
Volatility of rates	10.94%	8.08%
US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate		1.42
Volatility of rates		6.70%
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	7.07	6.96
Volatility of rates	6.10%	4.86%
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3,752.17	3,272.63
Volatility of rates	15.31%	10.31%
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	0.89	0.89
Volatility of rates	6.97%	4.69%
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	22.97	18.85
Volatility of rates	17.06%	8.48%
US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	387.09	362.59
Volatility of rates	10.14%	3.31%
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	3.51	3.32
Volatility of rates	6.72%	4.50%
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	17.36	14.04
Volatility of rates	15.97%	12.74%
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	1,201.91	1,154.55
Volatility of rates	13.15%	7.78%
US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	2,313.52	2,300.14
Volatility of rates	3.69%	4.94%
US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	18.14	14.02
Volatility of rates	21.38%	19.85%
US dollar to Brazilian real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Closing rate	5.48
Volatility of rates	18.93%
Bottom of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	21.30	19.28
Bottom of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.83	0.79
Bottom of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,199.03	1,216.94
Bottom of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.04	1.07
Bottom of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.09	1.21
Bottom of range [member] | US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		1.33
Bottom of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.64	6.62
Bottom of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3,177.73	2,935.33
Bottom of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.83	0.85
Bottom of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	19.05	17.25
Bottom of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	347.85	350.58
Bottom of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.28	3.17
Bottom of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	14.59	12.26
Bottom of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,043.87	1,064.67
Bottom of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,228.23	2,186.57
Bottom of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	14.26	11.24
Bottom of range [member] | US dollar to Brazilian real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	4.44
Top of range [member] | Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	30.14	23.06
Top of range [member] | Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.99	0.91
Top of range [member] | Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,492.76	1,377.10
Top of range [member] | Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		1.18
Top of range [member] | Pound Sterling to US Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1.36	1.43
Top of range [member] | US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate		1.52
Top of range [member] | US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	7.51	7.30
Top of range [member] | US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	4,326.62	3,609.92
Top of range [member] | US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	0.96	0.93
Top of range [member] | US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	26.89	20.44
Top of range [member] | US Dollar to Nigerian Naira [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	426.33	374.60
Top of range [member] | US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	3.75	3.47
Top of range [member] | US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	20.14	15.83
Top of range [member] | US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	1,359.95	1,244.42
Top of range [member] | US Dollar to Tanzanian Shilling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	2,398.80	2,413.71
Top of range [member] | US Dollar to Zambian Kwacha [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	22.02	16.81
Top of range [member] | US dollar to Brazilian real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Possible closing rate	6.51